Note 7 - Exploration and Evaluation Assets (Details Textual)											12 Months Ended					45 Months Ended	56 Months Ended	62 Months Ended
	Oct. 05, 2030	Oct. 04, 2030 CAD ($)	Oct. 04, 2027 CAD ($)	Jun. 28, 2027 CAD ($)	Jun. 28, 2026 CAD ($)	Jun. 28, 2025 CAD ($)	Jun. 28, 2024 CAD ($)	Jun. 28, 2023 CAD ($)	Jun. 09, 2023 CAD ($)	Jun. 23, 2022 CAD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2025 CAD ($)	Mar. 31, 2026 CAD ($)	Jun. 09, 2027 CAD ($)	Jan. 04, 2024 CAD ($)
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets											$ 225,000	$ 249,957	$ 198,829
Increase (decrease) for purchase of evaluation and exploration assets											225,000	6,866,449
Transfer agent and filing fees											$ 296,746	$ 276,316	344,226
Foremost [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate												19.95%
Major purchases of assets [member] | Foremost [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	51.00%
Jean lake property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																	100.00%
Purchase of exploration and evaluation assets																	$ 250,000
Increase (decrease) for purchase of evaluation and exploration assets																	$ 250,000
Number of instruments or interests issued or issuable											47,299						47,299
Expense arising from exploration for and evaluation of mineral resources																	$ 500,000
Net Smelter Royalty Return Percentage											2.00%						2.00%
Option agreement, net smelter royalty percentage											1.00%						1.00%
Option agreement, cash payment											$ 1,000,000						$ 1,000,000
Grass river property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets													1,755	$ 3,000	$ 40,500
Transfer agent and filing fees											615	$ 130	$ 1,755
Jol Lithium property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate													100.00%
Number of instruments or interests issued or issuable														364
Net Smelter Royalty Return Percentage														2.00%
Transfer agent and filing fees												638
Cash transferred														$ 8,000
Cost of issuance of shares														$ 2,454
Peg North property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate														100.00%
Purchase of exploration and evaluation assets							$ 100,000	$ 100,000		$ 100,000
Increase (decrease) for purchase of evaluation and exploration assets						$ 150,000	$ 100,000		$ 100,000	$ 100,000
Number of instruments or interests issued or issuable							28,818		13,072	10,526
Expense arising from exploration for and evaluation of mineral resources																$ 881,337
Net Smelter Royalty Return Percentage														2.00%
Option agreement, net smelter royalty percentage														1.00%
Option agreement, cash payment														$ 1,500,000
Peg North property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets				$ 150,000	$ 150,000	$ 150,000												$ 750,000
Increase (decrease) for purchase of evaluation and exploration assets				$ 150,000	$ 150,000													750,000
Number of instruments or interests issued or issuable					65,502	30,000
Expense arising from exploration for and evaluation of mineral resources																		$ 3,000,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate													100.00%
Purchase of exploration and evaluation assets											0	0
Increase (decrease) for purchase of evaluation and exploration assets											0	$ 0
Number of instruments or interests issued or issuable													10,700
Cash transferred													$ 35,000
Equity interests of acquirer													85,600
Athabasca properties [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate												20.00%
Purchase of exploration and evaluation assets											0	$ 0
Increase (decrease) for purchase of evaluation and exploration assets											0	$ 6,716,449
Increase (decrease) in number of shares outstanding, acquisitions (in shares) | shares												1,369,810
Increase (decrease) through acquisition of subsidiary, equity												$ 5,205,278
Athabasca properties [member] | Finders and advisory fees [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, acquisitions (in shares) | shares												425,682
Increase (decrease) through acquisition of subsidiary, equity												$ 1,511,171
Athabasca properties [member] | Top of range [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate												70.00%
Athabasca properties [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		19.00%	31.00%
Payments for exploration and evaluation expenses		$ 2,500,000	$ 2,000,000
Capital commitments		$ 12,000,000	$ 8,000,000								$ 7,526,205						$ 7,526,205
Hatchet Lake [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate												14.03%
Hatchet Lake [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		15.22%	21.75%
Manitoba Grant [Member] | Jean Lake and Zoro Lithium properties [member]
Statement Line Items [Line Items]
Government grant agreement																			$ 300,000
Proceeds from government grants, classified as financing activities												$ 200,000	$ 100,000